NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

1 - NATURE OF BUSINESS

Enumeral Biomedical Corp. (“Enumeral”) was founded in 2009 in the state of Delaware as Enumeral Technologies, Inc. The name was later changed to Enumeral Biomedical Corp.

On July 31, 2014 (the “Closing Date”), Enumeral entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Enumeral Biomedical Holdings, Inc., which was formerly known as Cerulean Group, Inc. (“Enumeral Biomedical” or the “Company”), and Enumeral Acquisition Corp., a wholly owned subsidiary of Enumeral Biomedical (“Acquisition Sub”), pursuant to which the Acquisition Sub merged with and into Enumeral (the “Merger”). Enumeral was the surviving corporation in the Merger and became a wholly owned subsidiary of the Company.

As a result of the Merger, all issued and outstanding common and preferred shares of Enumeral were exchanged for common shares of Enumeral Biomedical Holdings, Inc. The Merger is considered to be a recapitalization of the Company which has been retrospectively applied to these financial statements for all periods presented.

Upon the closing of the Merger and under the terms of a split-off agreement and a general release agreement (the “Split-Off Agreement”), the Company transferred all of its pre-Merger operating assets and liabilities to its wholly-owned special-purpose subsidiary, Cerulean Operating Corp. (the “Split-Off Subsidiary”). Thereafter, pursuant to the Split-Off Agreement, the Company transferred all of the outstanding shares of capital stock of Split-Off Subsidiary to the pre-Merger majority stockholder of the Company, and the former sole officer and director of the Company (the “Split-Off”), in consideration of and in exchange for (i) the surrender and cancellation of an aggregate of 23,100,000 shares of the Company’s common stock held by such stockholder (which were cancelled and will resume the status of authorized but unissued shares of the Company’s common Stock) and (ii) certain representations, covenants and indemnities.

As a result of the Merger and Split-Off, the Company discontinued its pre-Merger business and acquired the business of Enumeral, and will continue the existing business operations of Enumeral as a publicly-traded company under the name Enumeral Biomedical Holdings, Inc.

Also on July 31, 2014, we closed a private placement offering (the “PPO”) of 21,549,510 Units of our securities, at a purchase price of $1.00 per Unit, each Unit consisting of one share of our Common Stock and a warrant to purchase one share of Common Stock at an exercise price of $2.00 per share and with a term of five years (the “PPO Warrants”). Additional information concerning the PPO and PPO Warrants is presented below under “—The Merger and Related Transactions—the PPO” in this Item 1.

Also on July 31, 2014, we changed our fiscal year from a fiscal year ending on October 31 of each year to one ending on December 31 of each year, which is the fiscal year end of Enumeral.

Following the Merger, the Company continued Enumeral’s business of discovering and developing novel immunomodulators that help the immune system fight cancer and other diseases. The Company believes its proprietary platform technology gives it a unique ability to understand the role of different classes of immune cells in providing effective anti-cancer responses following treatment with immunomodulators. The Company is using its platform to develop a pipeline of antibody therapeutics and to determine optimal combinations with other therapies, through internal efforts and partnered development programs. Initially, the Company is developing antibodies against several classes of immunomodulatory proteins expressed on the surface of cells of the immune system that have potential for the treatment of cancer, autoimmune, and inflammatory diseases.

The Company’s current efforts are aimed at developing next generation antibodies that are more precise than current first-generation therapies in their effects on tumor- and tissue-infiltrating lymphocyte (known as “TIL”) functions via modulation of regulatory proteins known as “checkpoints.” Cancer cells can co-opt these immune checkpoint pathways to evade destruction by the immune system. This class of drugs can block tumor evasion and thus generate durable and sustained survival benefit in a subset of patients. The Company’s internal programs are currently focused on next-generation checkpoint modulators targeting PD-1, Tim-3, OX40, Lag-3, VISTA, and other proteins expressed on TILs.

The Company’s research uses its platform technology licensed from the Massachusetts Institute of Technology (“MIT”), Harvard University, and other institutions to identify and characterize TILs from human patient-derived biopsies representing different tissues and diseases and to generate proprietary target-specific antibody libraries that are solely owned by the Company. The Company believes the power of its platform technology will support the Company’s goals to further develop its internal pipeline of drug candidates and grow its business through research and development partnerships.

The Company continues to be a “smaller reporting company,” as defined under the Exchange Act, following the Merger. We believe that as a result of the Merger, we have ceased to be a “shell company” (as such term is defined in Rule 12b-2 under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”)).

1 - NATURE OF BUSINESS

Enumeral Biomedical Corp. (“Enumeral”) was founded in 2009 in the state of Delaware as Enumeral Technologies, Inc. The name was later changed to Enumeral Biomedical Corp.

On July 31, 2014 (the “Closing Date”), Enumeral entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Enumeral Biomedical Holdings, Inc., which was formerly known as Cerulean Group, Inc. (“Enumeral Biomedical” or the “Company”), and Enumeral Acquisition Corp., a wholly owned subsidiary of Enumeral Biomedical (“Acquisition Sub”), pursuant to which the Acquisition Sub merged with and into Enumeral (the “Merger”). Enumeral was the surviving corporation in the Merger and became a wholly owned subsidiary of the Company.

As a result of the Merger, all issued and outstanding common and preferred shares of Enumeral were exchanged for common shares of Enumeral Biomedical Holdings, Inc. The Merger is considered to be a recapitalization of the Company which has been retrospectively applied to these financial statements for all periods presented.

Upon the closing of the Merger and under the terms of a split-off agreement and a general release agreement (the “Split-Off Agreement”), the Company transferred all of its pre-Merger operating assets and liabilities to its wholly-owned special-purpose subsidiary, Cerulean Operating Corp. (the “Split-Off Subsidiary”). Thereafter, pursuant to the Split-Off Agreement, the Company transferred all of the outstanding shares of capital stock of Split-Off Subsidiary to the pre-Merger majority stockholder of the Company, and the former sole officer and director of the Company (the “Split-Off”), in consideration of and in exchange for (i) the surrender and cancellation of an aggregate of 23,100,000 shares of the Company’s common stock held by such stockholder (which were cancelled and will resume the status of authorized but unissued shares of the Company’s common Stock) and (ii) certain representations, covenants and indemnities.

As a result of the Merger and Split-Off, the Company discontinued its pre-Merger business and acquired the business of Enumeral, and will continue the existing business operations of Enumeral as a publicly-traded company under the name Enumeral Biomedical Holdings, Inc.

Following the Merger, the Company is discovering and developing novel therapeutics known as immunomodulators or immunotherapies that help the immune system attack diseased cells. The Company believes it has a unique ability to extensively interrogate cells of the human immune system for drug candidate validation, and that this ability could give the Company a distinct advantage in selecting potential best-in-class candidates. The Company is building a pipeline of drug candidates for the treatment of cancer, infectious, and inflammatory diseases and leveraging the breadth of the Company’s technology in order to drive near-term cash flows from out-licensing of the Company’s drug candidates and through strategic collaboration partnerships. The Company’s near-term goals include performance of preclinical testing on drug candidates resulting from internal programs to generate data to support the Company’s ability to obtain revenue from co-development partners. The Company has focused its research efforts on using its proprietary drug discovery platform utilizing, in part, technology licensed by Enumeral from the Massachusetts Institute of Technology, Harvard University and other institutions to identify and elucidate antibodies and antigens that are responsible for diseases that affect millions of individuals and are underserved by current therapeutic alternatives. These diseases have included cancer, infectious, and inflammatory diseases. The Company believes that the breadth of the drug discovery platform offers the potential to grow through revenue-generating collaborative research and development partnerships.